SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 9:-	SUBSEQUENT EVENTS

In March 2020, the World Health Organization declared the outbreak of COVID-19 a pandemic. The COVID-19 pandemic is affecting global economies and may affect the Company’s operations. It is causing disruptions for significantly all of the Company’s business partners, suppliers, contractors and advisors. Additionally, while the potential economic impact caused by, and the duration of, the COVID-19 pandemic are difficult to assess or predict, the impact of the COVID-19 pandemic on the global financial markets may change the demand and business priorities in major industries, and it may reduce the Company’s ability to access capital, which could negatively impact the Company’s long-term liquidity.